Property Plant And Equipment (Summary Of Impairment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2017	Jun. 30, 2023
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Impairment indicator	In 2023, we identified an impairment trigger for our Phosphate CGUs, White Springs and Aurora, primarily as a result of the decrease in our forecasted phosphate margins. We completed our impairment analysis for these CGUs. In 2023, we identified an impairment trigger for our Trinidad CGU, part of our Nitrogen segment, due to a new natural gas contract and the resulting outlook for higher expected natural gas costs and constrained near-term availability. We expect improved natural gas availability in Trinidad as the development of additional natural gas fields is anticipated to add new natural gas supply starting in 2026. In 2023, we revised our forecasted EBITDA for the Retail – South America group of CGUs, which triggered an impairment analysis. Due to the impact of crop input price volatility, more moderate long-term growth assumptions and higher interest rates, we lowered our product margin expectations and deferred certain of our planned strategic investments. As a result, this reduced our forecasted EBITDA and growth.
Pre-tax impairment loss	$ 309
Key assumptions	The key assumptions with the greatest influence on the calculation of the recoverable amounts are the discount rates, terminal growth rates and forecasted EBITDA
DescriptionOfValuationTechniquesUsed	based on after-tax discounted cash flows (five-year projections plus a terminal value with the exception of the Retail – South America group of CGUs, which used a 10-year projection plus a terminal value) and incorporated assumptions an independent market participant would apply, including considerations related to climate-change initiatives. We adjusted discount rates for each CGU or group of CGUs for the risk associated with achieving our forecasts and for the country risk premium in which we expect to generate cash flows
Description Of Level Of Fair Value Hierarchy Within Which Fair Value Measurement Is Categorised	FVLCD is a Level 3 measurement
Property, plant and equipment including right of use assets	$ 22,461	$ 21,767
White Springs [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Recoverable amount ($)	$ 504	$ 770
End of mine life (proven and probable reserves) (year)	2032	2030
Forecasted EBITDA	$ 720	$ 980
Valuation Methodology	Value in use ("VIU")	VIU
Description Of Valuation Techniques Used To Measure Value In Use	Pre-tax DCF to end of expected mine life	Pre-tax DCF to end of expected mine life
Impairment Loss Reversal Date		September 30, 2022
Carrying Amount Of Asset Or Cashgenerating Unit	$ 737	$ 425
Impairment Loss	$ 233		$ 215	$ 250
Impairment Assessment Date	June 30, 2023
White Springs [Member] | Post-Tax [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Discount rate (%)	12.00%
Description Of Discount Rates Used In Previous Estimate Of Value In Use		12.00%
White Springs [Member] | Pre-Tax [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Discount rate (%)	15.60%
Description Of Discount Rates Used In Previous Estimate Of Value In Use		15.20%
Aurora [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Recoverable amount ($)	$ 2,000	$ 2,900
End of mine life (proven and probable reserves) (year)		2050
Terminal Growth Rate		2.00%
Forecasted EBITDA		$ 3,090
Valuation Methodology	Fair value less costs of disposal ("FVLCD"), a Level 3 measurement	FVLCD
DescriptionOfValuationTechniquesUsed	Five-year DCF plus terminal year to end of mine life	Five-year DCF plus terminal year to end of mine life
Impairment Loss Reversal Date		June 30, 2022
Carrying Amount Of Asset Or Cashgenerating Unit	$ 1,660	$ 1,200
Impairment Loss	$ 0		$ 545
Impairment Assessment Date	June 30, 2023
Aurora [Member] | Post-Tax [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Discount Rate Used In Previous Measurement Of Fair Value Less Costs of Disposal		10.40%
Potash Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Terminal Growth Rate	2.50%	2.50%
Nitrogen Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Terminal Growth Rate	2.30%	2.00%
Phosphate Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Segment	Phosphate CGU
South America Retail [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Recoverable amount ($)					$ 1,031
Carrying Amount Of Asset Or Cashgenerating Unit					$ 1,496
North America Retail [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Discount Rate Used In Previous Measurement Of Fair Value Less Costs of Disposal		8.50%
International Retail [Member] | Bottom of range [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Terminal Growth Rate		2.00%
International Retail [Member] | Top of range [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Terminal Growth Rate	2.10%	6.00%
Trinidad CGU [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Recoverable amount ($)	$ 676
After tax discount rate	13.00%
Terminal Growth Rate	2.30%
Forecasted EBITDA	$ 1,145
Valuation Methodology	FVLCD, a Level 3 measurement
DescriptionOfValuationTechniquesUsed	Five-year DCF plus a terminal value
Carrying Amount Of Asset Or Cashgenerating Unit	$ 752
Impairment Loss	$ 76
Discount Rate Used In Previous Measurement Of Fair Value Less Costs of Disposal			12.60%